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1933 Act Rule 497(e)

1933 Act File No. 333-96461

1940 Act File No. 811-09813

December 10, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Scout Funds (“Registrant”)
File Nos. 333-96461 and 811-09813

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the risk/return summary disclosure that was included in the supplement to the prospectus dated October 31, 2014, relating to the Scout Mid Cap Fund and Scout Small Cap Fund, each a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on December 1, 2014 (Accession No. 0001582816-14-000690) pursuant to Rule 497(e) under the 1933 Act.

Please direct any questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ J. Stephen Feinour, Jr.

J. Stephen Feinour, Jr., Esquire

cc: Michael P. O’Hare, Esquire